Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Deposits with third-party payment channels (i)	242,863	245,052
Interest receivable	346,994	233,280
Input VAT (ii)	58,058	94,063
Advance to suppliers (iii)	81,821	78,118
Deferred platform commission cost	32,004	30,539
Prepaid service fee and issuance fee	26,172	17,004
Others	31,794	25,308

	819,706	723,364

(i)
Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.

(ii)
Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.

(iii)	Advance to suppliers were primarily for advertising fees and related service fees.